UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Robert Brooke Zevin Associates, Inc.
                       Address:           84 State Street
                                          Suite 1000
                                          Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 President
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA          August 9, 2007
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   94
Form 13F Information Table Value Total:   190185

List of Other Included Managers:


No. 13F File Number                       Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Dodge & Cox Balanced Fund      MF               256201104      251     2788 SH       SOLE                     2788
Oakmark Equity & Income Fund   MF               413838400      254     9136 SH       SOLE                     9136
3M Co.                         COM              88579Y101     1532    17647 SH       SOLE                    17647
AT&T Inc                       COM              00206R102     2817    67879 SH       SOLE                    67879
Alcon Inc.                     COM              h01301102     6715    49775 SH       SOLE                    49775
America Movil  SA              COM              02364w105     9235   149120 SH       SOLE                   149120
American Int'l Group           COM              026874107     9546   136319 SH       SOLE                   136319
Amgen Inc Com                  COM              031162100      249     4500 SH       SOLE                     4500
Analog Devices Inc             COM              032654105      320     8500 SH       SOLE                     8500
Apache Corp                    COM              037411105     2431    29795 SH       SOLE                    29795
Aqua America                   COM              03836W103      208     9262 SH       SOLE                     9262
Automatic Data Processing Inc. COM              053015103     1898    39150 SH       SOLE                    39150
BHP Billiton Ltd               COM              088606108      365     6115 SH       SOLE                     6115
BP PLC          SPON ADR       COM              055622104     3074    42614 SH       SOLE                    42614
Bank of America Corp           COM              060505104      516    10555 SH       SOLE                    10555
Berkshire Hathaway -A          COM              084670108     1314       12 SH       SOLE                       12
Berkshire Hathaway -B          COM              084670207     5955     1652 SH       SOLE                     1652
Bright Horizons Family Solutio COM              109195107     1262    32425 SH       SOLE                    32425
CVS Caremark Corp              COM              126650100      263     7225 SH       SOLE                     7225
Canon Inc.                     COM              138006309     5651    96371 SH       SOLE                    96371
Cemex S A Spon Adr   F         COM              151290889     1684    45628 SH       SOLE                    45628
Cemig - Companhia Energetica   COM              204409601     3237   153414 SH       SOLE                   153414
Centerline Holdings            COM              15188t108      188    10450 SH       SOLE                    10450
Chevron Corp                   COM              166764100      945    11222 SH       SOLE                    11222
Cisco Systems Inc.             COM              17275r102     7128   255943 SH       SOLE                   255943
Coca Cola Co Com               COM              191216100      397     7582 SH       SOLE                     7582
Colgate Palmolive              COM              194162103     6020    92833 SH       SOLE                    92833
ConocoPhillips                 COM              20825C104     1009    12853 SH       SOLE                    12853
Danaher Corp                   COM              235851102      217     2870 SH       SOLE                     2870
Du Pont IE De Nours            COM              263534109     1327    26111 SH       SOLE                    26111
Embraer Aircraft               COM              29081m102     1667    34585 SH       SOLE                    34585
Emerson Elec Co Com            COM              291011104      297     6350 SH       SOLE                     6350
Enterprise Products Partners   COM              293792107     2532    79583 SH       SOLE                    79583
Equitable Resources Inc.       COM              294549100      214     4325 SH       SOLE                     4325
Exxon Mobil Corp               COM              30231g102     1939    23121 SH       SOLE                    23121
FEMSA - Fomento Economico      COM              344419106     5278   134235 SH       SOLE                   134235
Fujifilm Hldgs Adr   F         COM              35958n107     4226    94700 SH       SOLE                    94700
Genentech Corp                 COM              368710406     2276    30084 SH       SOLE                    30084
General Electric               COM              369604103     1102    28789 SH       SOLE                    28789
General Mills Inc.             COM              370334104      470     8043 SH       SOLE                     8043
Grainger WW Inc.               COM              384802104      469     5035 SH       SOLE                     5035
Hospitality Properties Trust   COM              44106m102      332     8000 SH       SOLE                     8000
Hubbell Inc. Cl B              COM              443510201     2740    50526 SH       SOLE                    50526
Illinois Tool Works            COM              452308109     1469    27112 SH       SOLE                    27112
Int'l Business Machines        COM              459200101    12206   115974 SH       SOLE                   115974
Jacobs Engineering Group       COM              469814107      256     4450 SH       SOLE                     4450
Johnson & Johnson              COM              478160104     1472    23885 SH       SOLE                    23885
Joy Global Inc.                COM              481165108     2714    46525 SH       SOLE                    46525
Kellogg Company                COM              487836108      205     3950 SH       SOLE                     3950
Kookmin Bank Ltd               COM              50049m109     3368    38390 SH       SOLE                    38390
Lowe's Companies               COM              548661107      215     7000 SH       SOLE                     7000
McDonald's Corp                COM              580135101      690    13586 SH       SOLE                    13586
Mcgraw Hill Companies Inc      COM              580645109      310     4550 SH       SOLE                     4550
Memc Electronic Materials Inc  COM              552715104     1008    16500 SH       SOLE                    16500
Merck & Co                     COM              589331107      299     6000 SH       SOLE                     6000
Microsoft Corp                 COM              594918104     4994   169460 SH       SOLE                   169460
Microsoft Corp                 COM              594918104      259     8800 SH       SOLE                     8800
Millipore Corp    F            COM              601073109      252     3354 SH       SOLE                     3354
Noble Corporation              COM              g65422100     8320    85315 SH       SOLE                    85315
Novartis ADR                   COM              66987v109     3178    56675 SH       SOLE                    56675
Novo-Nordisk A S Adr  F        COM              670100205      749     6900 SH       SOLE                     6900
Oracle Corp                    COM              68389x105     4463   226425 SH       SOLE                   226425
PT Telek Indnsia ADR           COM              715684106     1749    40575 SH       SOLE                    40575
Pepsico Corp                   COM              713448108     1444    22267 SH       SOLE                    22267
Pfizer Inc.                    COM              717081103      926    36216 SH       SOLE                    36216
Powershares Clean Energy Fund  COM              73935X500      322    15475 SH       SOLE                    15475
Price T Rowe Group             COM              74144t108      702    13538 SH       SOLE                    13538
Procter & Gamble               COM              742718109     1317    21524 SH       SOLE                    21524
SAP Akgsltt ADR                COM              803054204     4761    93230 SH       SOLE                    93230
Sigma Aldrich Corp             COM              826552101      420     9834 SH       SOLE                     9834
Sky Financial Group            COM              83080P103      208     7480 SH       SOLE                     7480
Staples Inc                    COM              855030102      299    12600 SH       SOLE                    12600
State Street Corp              COM              857477103      500     7310 SH       SOLE                     7310
Streetraks Gold Trust          COM              863307104      463     7200 SH       SOLE                     7200
Stryker Corp                   COM              863667101     4853    76920 SH       SOLE                    76920
Suntech Power Holdings         COM              86800c104     2536    69550 SH       SOLE                    69550
Sysco Corp Com                 COM              871829107      711    21542 SH       SOLE                    21542
Target Corp                    COM              87612E106      256     4020 SH       SOLE                     4020
Teva Pharmaceuticals           COM              881624209      250     6050 SH       SOLE                     6050
Texas Instruments              COM              882508104     2688    71425 SH       SOLE                    71425
Tribune Company                COM              896047107     1591    54130 SH       SOLE                    54130
UCBH Holdings                  COM              90262t308     1513    82825 SH       SOLE                    82825
Unibanco- Unaio de Bancos      COM              90458e107     3953    35020 SH       SOLE                    35020
Unilever NV   F                COM              904784709      798    25710 SH       SOLE                    25710
Unilever PLC                   COM              904767704     4050   125535 SH       SOLE                   125535
Unitedhealth Group             COM              91324p102      598    11700 SH       SOLE                    11700
Verizon Communications         COM              92343V104      200     4860 SH       SOLE                     4860
Vesta Wind Systems A/S Ord     COM              k9773j128      375     5680 SH       SOLE                     5680
Washington Post                COM              939640108      214      276 SH       SOLE                      276
Washington Real Estate         COM              939653101      214     6300 SH       SOLE                     6300
Waters Corp                    COM              941848103     2332    39290 SH       SOLE                    39290
Wells Fargo & Co               COM              949746101      345     9800 SH       SOLE                     9800
Wrigley Wm Jr Co               COM              982526105     1442    26080 SH       SOLE                    26080
Xto Energy Inc                 COM              98385x106     2179    36250 SH       SOLE                    36250